Darden Restaurants, Inc.
1000 Darden Center Drive
Orlando, FL 32837
407-245-6224

VIA EDGAR
July 21, 2017
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Darden Restaurants, Inc. (File No. 1-13666) Annual Report on Form 10-K for year ended May 28, 2017 Instruction D(3) - Changes in accounting practices
Ladies and Gentlemen:
On behalf of Darden Restaurants, Inc. (“Darden”) I am submitting herewith for filing with the Commission by EDGAR Darden’s Annual Report on Form 10-K for the year ended May 28, 2017 (the “Form 10-K”).

Pursuant to General Instruction D(3) to Form 10-K, please be advised that the financial statements in the Form 10-K do not reflect a change from the preceding year in accounting principles or practices, or in the method of applying such principles or practices.

Thank you, and please call me at 407-245-5931 if you have any questions.

Very truly yours,

/s/ Jessica Lange

Jessica Lange
Vice President, Associate General Counsel*

*Member of the State Bar of Michigan only

Enclosure